Derivatives, Balance Sheet Offsetting of Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Assets
Gross amounts recognized	$ 72,700	$ 85,924
Gross amounts offset in consolidated balance sheet	(56,894)	(62,108)
Net amounts in consolidated balance sheet	15,806	23,816
Gross amounts not offset in consolidated balance sheet	(1,454)	(2,884)
Net amounts	14,352	20,932
Derivative Liabilities
Gross amounts recognized	73,359	83,058
Gross amounts offset in consolidated balance sheet	(63,739)	(71,116)
Net amounts in consolidated balance sheet	9,620	11,942
Gross amounts not offset in consolidated balance sheet	(617)	(342)
Net amounts	9,003	11,600
Interest Rate Contract [Member]
Derivative Assets
Gross amounts recognized	55,846	71,351
Gross amounts offset in consolidated balance sheet	(48,271)	(53,708)
Net amounts in consolidated balance sheet	7,575	17,643
Gross amounts not offset in consolidated balance sheet	(1,101)	(2,692)
Net amounts	6,474	14,951
Percent exchanged in the over the counter market	65.00%	94.00%
Derivative Liabilities
Gross amounts recognized	56,538	68,695
Gross amounts offset in consolidated balance sheet	(53,902)	(62,559)
Net amounts in consolidated balance sheet	2,636	6,136
Gross amounts not offset in consolidated balance sheet	(482)	(287)
Net amounts	2,154	5,849
Percent exchanged in the over the counter market	66.00%	92.00%
Foreign Exchange Contract [Member]
Derivative Assets
Gross amounts recognized	4,843	5,524
Gross amounts offset in consolidated balance sheet	(3,567)	(3,449)
Net amounts in consolidated balance sheet	1,276	2,075
Gross amounts not offset in consolidated balance sheet	(9)	(105)
Net amounts	1,267	1,970
Percent exchanged in the over the counter market	100.00%	100.00%
Derivative Liabilities
Gross amounts recognized	4,508	3,579
Gross amounts offset in consolidated balance sheet	(3,652)	(1,804)
Net amounts in consolidated balance sheet	856	1,775
Gross amounts not offset in consolidated balance sheet	0	(55)
Net amounts	856	1,720
Percent exchanged in the over the counter market	100.00%	100.00%
Equity Contract [Member]
Derivative Assets
Gross amounts recognized	7,824	3,783
Gross amounts offset in consolidated balance sheet	(3,254)	(2,428)
Net amounts in consolidated balance sheet	4,570	1,355
Gross amounts not offset in consolidated balance sheet	(239)	0
Net amounts	4,331	1,355
Percent exchanged in the over the counter market	81.00%	89.00%
Derivative Liabilities
Gross amounts recognized	7,794	4,164
Gross amounts offset in consolidated balance sheet	(3,502)	(2,618)
Net amounts in consolidated balance sheet	4,292	1,546
Gross amounts not offset in consolidated balance sheet	(124)	0
Net amounts	4,168	1,546
Percent exchanged in the over the counter market	94.00%	95.00%
Commodity Contract [Member]
Derivative Assets
Gross amounts recognized	2,673	3,456
Gross amounts offset in consolidated balance sheet	(659)	(1,080)
Net amounts in consolidated balance sheet	2,014	2,376
Gross amounts not offset in consolidated balance sheet	(72)	(27)
Net amounts	1,942	2,349
Percent exchanged in the over the counter market	52.00%	48.00%
Derivative Liabilities
Gross amounts recognized	2,603	3,590
Gross amounts offset in consolidated balance sheet	(952)	(1,394)
Net amounts in consolidated balance sheet	1,651	2,196
Gross amounts not offset in consolidated balance sheet	(11)	0
Net amounts	1,640	2,196
Percent exchanged in the over the counter market	73.00%	79.00%
Credit Contracts Protection Purchased [Member]
Derivative Assets
Gross amounts recognized	1,147	1,495
Gross amounts offset in consolidated balance sheet	(841)	(1,147)
Net amounts in consolidated balance sheet	306	348
Gross amounts not offset in consolidated balance sheet	(33)	(56)
Net amounts	273	292
Percent exchanged in the over the counter market	100.00%	100.00%
Derivative Liabilities
Gross amounts recognized	368	329
Gross amounts offset in consolidated balance sheet	(299)	(291)
Net amounts in consolidated balance sheet	69	38
Gross amounts not offset in consolidated balance sheet	0	0
Net amounts	69	38
Percent exchanged in the over the counter market	89.00%	100.00%
Credit Contracts Protection Sold [Member]
Derivative Assets
Gross amounts recognized	354	315
Gross amounts offset in consolidated balance sheet	(302)	(296)
Net amounts in consolidated balance sheet	52	19
Gross amounts not offset in consolidated balance sheet	0	(4)
Net amounts	52	15
Percent exchanged in the over the counter market	92.00%	100.00%
Derivative Liabilities
Gross amounts recognized	1,532	2,623
Gross amounts offset in consolidated balance sheet	(1,432)	(2,450)
Net amounts in consolidated balance sheet	100	173
Gross amounts not offset in consolidated balance sheet	0	0
Net amounts	100	173
Percent exchanged in the over the counter market	100.00%	100.00%
Other Contract [Member]
Derivative Assets
Gross amounts recognized	13
Gross amounts offset in consolidated balance sheet	0
Net amounts in consolidated balance sheet	13
Gross amounts not offset in consolidated balance sheet	0
Net amounts	13
Percent exchanged in the over the counter market	100.00%
Derivative Liabilities
Gross amounts recognized	16	78
Gross amounts offset in consolidated balance sheet	0	0
Net amounts in consolidated balance sheet	16	78
Gross amounts not offset in consolidated balance sheet	0	0
Net amounts	$ 16	$ 78
Percent exchanged in the over the counter market	100.00%	100.00%